Performance Management	Oct. 23, 2026
Zacks All-Cap Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Predecessor All-Cap Core Fund was reorganized on January 26, 2024 from a series of Investment Managers Series Trust, a Delaware statutory trust, to a series of the Zacks Trust (the “Prior Reorganization”), and thereafter, was a continuation of an identically-named predecessor fund (the “Prior Predecessor Fund”) that was managed by Zacks Investment Management, Inc. In connection with the Prior Reorganization, Institutional Class shares of the Prior Predecessor Fund were exchanged for Institutional Class shares of the Predecessor All-Cap Core Fund. The Prior Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Predecessor All-Cap Core Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Predecessor All-Cap Core Fund. The performance information set forth below reflects the historical performance of the Prior Predecessor Fund’s shares. Prior to October 31, 2016, Institutional Class shares were designated as Class A shares, which were subject to a 5.75% sales charge that is not reflected in the total return figures below.

Additionally, on November 20, 2026, the Predecessor All-Cap Core Fund expects to be reorganized into the Fund, and upon completion of such reorganization the Fund will commence operations as an exchange-traded fund (“ETF”). The Fund will adopt the performance of the Predecessor All-Cap Core Fund, and thus, the performance information shown below for the period prior to November 20, 2026 reflects that of the Institutional Class of the Predecessor All-Cap Core Fund, which had a different fee structure than the Fund. You should be aware that the past performance of the Predecessor All-Cap Core Fund (before and after taxes) may not be an indication of how the Fund will perform in the future.

You should be aware that the Predecessor All-Cap Core Fund’s (and that of the Prior Predecessor Fund) past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance information for the Predecessor All-Cap Core Fund is available at: www.zacksfunds.com or by calling 855-813-3507. Performance information about the Fund will be available on Fund’s website at: https://zacksetfs.com/ALLZ or by calling 855-813-3507.

Performance Past Does Not Indicate Future [Text]	You should be aware that the past performance of the Predecessor All-Cap Core Fund (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Predecessor All-Cap Core Fund was reorganized on January 26, 2024 from a series of Investment Managers Series Trust, a Delaware statutory trust, to a series of the Zacks Trust (the “Prior Reorganization”), and thereafter, was a continuation of an identically-named predecessor fund (the “Prior Predecessor Fund”) that was managed by Zacks Investment Management, Inc. In connection with the Prior Reorganization, Institutional Class shares of the Prior Predecessor Fund were exchanged for Institutional Class shares of the Predecessor All-Cap Core Fund.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart [Table]

Bar Chart Closing [Text Block]
Institutional Class Shares
Highest Calendar Quarter Return at NAV (non-annualized):	18.66%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV (non-annualized):	(18.59)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV (non-annualized):
Highest Quarterly Return	18.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV (non-annualized):
Lowest Quarterly Return	(18.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns for the Periods Ended December 31, 2025	1 year	5 years	10 years
Return Before Taxes
Institutional Class Shares	15.60%	13.48%	13.26%
Return After Taxes on Distributions
Institutional Class Shares	14.97%	10.57%	10.57%
Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	9.67%	10.10%	10.05%
Russell 3000® Index (Reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax performance is presented only for Institutional Class shares of the Predecessor All-Cap Core Fund. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	www.zacksfunds.com
Performance Availability Phone [Text]	855-813-3507
Zacks Small-Cap Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Predecessor Small-Cap Core Fund was reorganized on January 26, 2024 from a series of Investment Managers Series Trust, a Delaware statutory trust, to a series of the Zacks Trust (the “Prior Reorganization”), and thereafter, operated a continuation of an identically-named predecessor fund (the “Prior Predecessor Fund”) that was managed by Zacks Investment Management, Inc. The Prior Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Predecessor Small-Cap Core Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of Predecessor Small-Cap Core Fund. The performance information set forth below reflects the historical performance of the Predecessor Small-Cap Core Fund.

Additionally, on or around November 6, 2026 (the “Share Class Collapse Date”), it is expected that the Investor Class of the Predecessor Small-Cap Core Fund will collapse into the Institutional Class of the Predecessor Small-Cap Core Fund, such that following the Share Class Collapse Date, the Institutional Class of the Predecessor Small-Cap Core Fund will remain. Thereafter, on November 20, 2026, the Predecessor Small-Cap Core Fund expects to be reorganized into the Fund (the “Reorganization”), and upon completion thereof, the Fund will commence operations as an ETF and adopt the performance of the Predecessor Small-Cap Core Fund’s Institutional Class. Accordingly, the performance information shown below is for the period prior to the Reorganization and reflects the performance of the Predecessor Small-Cap Core Fund’s Institutional Class.

You should be aware that the Predecessor Small-Cap Core Fund’s (and that of the Prior Predecessor Fund) past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance information for the Predecessor Small-Cap Core Fund is available at: www.zacksfunds.com or by calling 855-813-3507 and performance information about the Fund will be available on Fund’s website at: https://zacksetfs.com/ZCAP or by calling 855-813-3507.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Predecessor Small-Cap Core Fund’s (and that of the Prior Predecessor Fund) past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Predecessor Small-Cap Core Fund was reorganized on January 26, 2024 from a series of Investment Managers Series Trust, a Delaware statutory trust, to a series of the Zacks Trust (the “Prior Reorganization”), and thereafter, operated a continuation of an identically-named predecessor fund (the “Prior Predecessor Fund”) that was managed by Zacks Investment Management, Inc.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart [Table]

Bar Chart Closing [Text Block]
Institutional Class Shares
Highest Calendar Quarter Return at NAV (non-annualized):	24.18%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV (non-annualized):	(34.70)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV (non-annualized):
Highest Quarterly Return	24.18%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV (non-annualized):
Lowest Quarterly Return	(34.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns for the Periods Ended December 31, 2025	1 year	5 years	10 years*
Return Before Taxes
Institutional Class Shares	10.53%	10.26%	9.17%
Return After Taxes on Distributions
Institutional Class Shares	10.53%	8.78%	7.43%
Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	6.23%	7.71%	6.67%
Russell 3000® Index** (Reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Index (Reflects no deductions for fees, expenses or taxes)	11.29%	4.68%	8.13%

*	Institutional Class shares were first offered on February 28, 2014.
**	In accordance with new regulatory requirements, the Predecessor Small-Cap Core Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index. The Predecessor Small-Cap Core Fund showed the performance of the Russell 2000® Index for comparative purposes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax performance is presented only for Institutional Class shares of the Predecessor Small-Cap Core Fund. The after-tax returns for the Institutional Class of the Predecessor Small-Cap Core Fund may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	www.zacksfunds.com
Performance Availability Phone [Text]	855-813-3507